UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-1241

 NAME OF REGISTRANT:                     Eaton Vance Growth Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006



 Eaton Vance Growth Trust
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 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance-Atlanta Capital Large-Cap Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 07/1/2005 through 06/30/2006

 Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Large-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment Company
 Act of 1940.  The proxy voting record of the Portfolio filed on August 25, 2006 can be found on the
 Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163473 and its file number is 811-10607.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance-Atlanta Capital Small-Cap Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 07/1/2005 through 06/30/2006

 Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") is a feeder fund that invests exclusively in shares of Small-Cap Portfolio (the "Portfolio"), a master fund registered under the Investment Company
 Act of 1940.  The proxy voting record of the Portfolio filed on August 25, 2006 can be found on the
 Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1163472 and its file number is 811-10609.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance-Atlanta Capital Intermediate Bond Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 07/1/2005 through 06/30/2006

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Asian Small Companies Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 07/1/2005 through 06/30/2006


 Eaton Vance Asian Small Companies Fund (the "Fund") is a feeder fund that invests exclusively in shares of Asian Small Companies Portfolio (the "Portfolio"), a master fund registered under the Investment
 Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25, 2006 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1006140 and its file number is 811-7529.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Global Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 07/1/2005 through 06/30/2006

 Eaton Vance Global Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Global
 Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.
 The proxy voting record of the Portfolio filed on August 28, 2006 can be found on the Securities and
 Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 946464 and its file number is 811-7303.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 07/1/2005 through 06/30/2006

 Eaton Vance Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Growth Portfolio
(the "Portfolio"), a master fund registered under the Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25, 2006 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 925461 and its file number is 811-8558.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Greater China Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end: 8/31

 Date of reporting period:  07/1/2005 through 06/30/2006

 Eaton Vance Greater China Growth Fund (the "Fund") is a feeder fund that invests exclusively in shares of Greater China Growth Portfolio (the "Portfolio"), a master fund registered under the Investment
 Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25, 2006 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892885 and its file number is 811-7264.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Worldwide Health Sciences Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end: 8/31

 Date of reporting period: 07/1/2005 through 06/30/2006

 Eaton Vance Worldwide Health Sciences Fund (the "Fund") is a feeder fund that invests exclusively in shares of Worldwide Health Sciences Portfolio (the "Portfolio"), a master fund registered under the
 Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 25, 2006 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 1017967 and its file number is 811-07723.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Growth Trust
By (Signature)       /s/ Thomas E. Faust Jr.
Name                 Thomas E. Faust Jr.
Title                President
Date                 08/29/2006